Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	$ 7,563	$ 5,118
Non-current assets	53,701	50,243
Current liabilities	(5,857)	(4,982)
Non-current liabilities	(19,254)	(15,209)
Net assets	36,153	35,170
Accumulated balance of NCI	754	771
Revenue	13,179	13,994	$ 16,817
Profit after tax for the period	3,646	1,722	6,575
Profit allocated to NCI	73	62	77
Operating	5,847	6,145	8,811
Investing	(5,747)	(5,585)	(2,265)
Financing	2,101	(5,000)	(3,364)
Net increase/(decrease) in cash held	2,201	(4,440)	3,182
Subsidiaries with material non-controlling interests [member] | Burrup Facilities Company Pty Ltd [member]
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	332	513	567
Non-current assets	5,069	5,020	5,047
Current liabilities	(51)	(58)	(68)
Non-current liabilities	(553)	(568)	(528)
Net assets	4,797	4,907	5,018
Accumulated balance of NCI	480	491	502
Revenue	873	839	889
Profit after tax for the period	450	400	489
Profit allocated to NCI	45	40	49
Dividends paid to NCI	(56)	(51)	(43)
Operating	549	570	601
Investing	(47)	(58)	(45)
Financing	(502)	(512)	(556)
Net increase/(decrease) in cash held	0
Subsidiaries with material non-controlling interests [member] | Burrup Train 1 Pty Ltd [member]
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	291	453	429
Non-current assets	3,009	2,806	2,900
Current liabilities	(239)	(121)	(119)
Non-current liabilities	(322)	(341)	(325)
Net assets	2,739	2,797	2,885
Accumulated balance of NCI	274	280	289
Revenue	1,448	1,393	1,471
Profit after tax for the period	284	222	282
Profit allocated to NCI	28	22	28
Dividends paid to NCI	(34)	(31)	(29)
Operating	497	321	391
Investing	(242)	(80)	(55)
Financing	(255)	$ (241)	$ (336)
Net increase/(decrease) in cash held	$ 0